Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
16. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group’s ordinary shareholders

Ahead (Shanghai) Trade Co., Ltd. (“Ahead”)	Subsidiary of Softbank, one of the Group’s ordinary shareholders

Shanghai Baozun-CJ E-commerce Co., Ltd. ("BCJ")	Equity method investee of the Group

Beijing Pengtai Baozun E-commerce Co., Ltd. ("Pengtai")	Equity method investee of the Group

Shanghai Misako E-commerce Limited ("Misako")	Equity method investee of the Group

(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Marketing and platform service fees paid to Alibaba Group	246,136	351,482	518,299
Logistic service fees paid to Alibaba Group	-	13,052	79,182
Warehousing service revenue generated from Alibaba Group	-	5,105	23,698
Store operation service revenue generated from Ahead	3,606	117	10
Commission fee paid to Ahead	4,285	1,591	666
Logistic service revenue from BCJ	-	-	3,157
Purchase of goods from Pengtai	-	-	13,994
Store operation service revenue generated from Misako	-	-	68

(b) The Group had the following balances with its related parties:

	As of December 31,
	2017	2018
	RMB	RMB

Amounts due from Alibaba Group	17,611	19,571
Amounts due from Ahead	66,633	11,058
Amounts due from BCJ	4,551	1,573
Amounts due from Misako	-	68
Amounts due to Pengtai	-	13,994

Amounts due from Alibaba Group consisted of receivables of RMB17,611 and RMB19,571 to be collected from Alibaba Group for deposits paid, promotion services and warehousing services provided by the Group as of December 31, 2017 and 2018, respectively.

Amounts due from Ahead consisted of receivables from Ahead for amounts collected by Ahead on behalf of the Group. The Group entered into agency agreements with Ahead, under which Ahead is designated by the Group to collect payment for its service to certain brand partners. In connection with the agency agreements, amounts to be collected by Ahead on behalf of the Group as of December 31, 2017 and 2018 were RMB66,633 and RMB11,058, respectively.

Amounts due from BCJ consisted of receivables of RMB4,551 and RMB1,573 to be collected from BCJ for daily operation payment on behalf of BCJ and logistic services provided by the Group as of December 31, 2017 and 2018, respectively.

Amounts due from Misako consisted of receivables of RMB68 to be collected from Misako for store operation services provided by the Group as of December 31, 2018.

Amounts due to Pentai consisted of payables of RMB13,994 for products purchased by the Group as of December 31, 2018.